UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 8-K

CURRENT REPORT

Pursuant to Section 13 or 15(d)

of the Securities Exchange Act of 1934

May 23, 2023

Date of Report (Date of earliest event reported)

The Lincoln National Life Insurance Company

(Exact name of registrant as specified in its charter)

Indiana	000-55871	35-0472300
(State or other jurisdiction of incorporation)	(Commission File Number)	(IRS Employer Identification No.)

1301 South Harrison Street, Fort Wayne, IN 46802

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: (260) 455-2000

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

☐    Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)

☐    Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)

☐    Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))

☐    Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

Securities registered pursuant to Section 12(b) of the Act: None

Indicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter).

Emerging growth company ☐

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. ☐

Item 8.01. Other Events.

The Lincoln National Life Insurance Company (the “Company”) is filing this Current Report on Form 8-K (“Form 8-K”) to update the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, as amended by Amendment No. 1 on Form 10-K/A filed on March 30, 2023 (collectively, the “2022 Annual Report on Form 10-K”), for changes in accounting for long-duration contracts by insurance companies.

The Company adopted Accounting Standards Update 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”), effective January 1, 2023, with a transition date of January 1, 2021, using a modified retrospective approach, except for market risk benefits, for which the Company applied a full retrospective transition approach. The amendments of ASU 2018-12 updated the accounting and reporting requirements for long-duration contracts and certain investment contracts issued by insurance entities. The Company’s consolidated financial statements are presented under the new guidance for reporting periods beginning January 1, 2021.

Exhibit 99.1 filed with this Form 8-K and incorporated by reference into this Item 8.01 updates the following sections contained in the 2022 Annual Report on Form 10-K for the adoption of ASU 2018-12 for the years ended December 31, 2022 and 2021:

●Item 7. Management’s Narrative Analysis of the Results of Operations

●Item 7A. Quantitative and Qualitative Disclosure About Market Risk

●Item 8. Financial Statements and Supplementary Data

●Item 15. Exhibits, Financial Statements and Schedules

Except for the matter noted above, no other information in the 2022 Annual Report on Form 10-K is being updated in this Form 8-K for events or developments that occurred subsequent to the filing on March 7, 2023 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 or the filing of the Annual Report on Form 10-K/A on March 30, 2023.

This Form 8-K and Exhibit 99.1 should be read in conjunction with and as a supplement to information contained in the 2022 Annual Report on Form 10-K. For significant developments since the filing of the 2022 Annual Report on Form 10-K, refer to the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2023 and other relevant filings with the Securities and Exchange Commission.

Item 9.01. Financial Statements and Exhibits.

(d)Exhibits.

Exhibit Number	Description
23	Consent of Independent Registered Public Accounting Firm.
99.1	Updates, where applicable, for the adoption of ASU 2018-12 to Item 7, Item 7A, Item 8 and Item 15 of the Company’s 2022 Annual Report on Form 10-K.
101.INS	XBRL Instance Document – the instance document does not appear in the Interactive Date File because its XBRL tags are embedded within the Inline XBRL document.
101.SCH	XBRL Taxonomy Extension Schema Document.
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document.
101.LAB	XBRL Taxonomy Extension Label Linkbase Document.
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document.
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document.
104	Cover Page Interactive Data File (embedded within the Inline XBRL document).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

By/s/ Christopher Neczypor

Name: Christopher Neczypor

Title:Executive Vice President and Chief Financial

Officer

Date: May 23, 2023